Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of disclosure of significant transactions
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the year ended December 31,
(in thousands of euros)	2024	2023	2022
Salaries, wages and benefits	2,272	1,735	1,464
Share-based payments	3,254	2,386	2,501
Supervisory Board’s fees	392	225	225
Total compensation to related parties	5,918	4,346	4,190
The payments between the two companies as well as the liabilities and receivables are as follows :

(in thousands of euros)	Payments	Assets/(Liabilities)
Collection (Janssen towards Nanobiotix SA) / Receivables	24,978	2,974
Payments (Nanobiotix SA towards Janssen) / Payables	—	(35,990)
Total	24,978	(33,016)